SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital Expenditure
Capital expenditures	$ 874,153	$ 516,050
Northern Business
Capital Expenditure
Capital expenditures	804,724	433,398
LaRonde mine
Capital Expenditure
Capital expenditures	89,749	64,288
Goldex mine
Capital Expenditure
Capital expenditures	57,050	78,388
Meadowbank mine
Capital Expenditure
Capital expenditures	111,516	38,248
Canadian Malartic joint operation
Capital Expenditure
Capital expenditures	86,549	60,434
Meliadine project
Capital Expenditure
Capital expenditures	372,071	116,136
Kittila mine
Capital Expenditure
Capital expenditures	87,789	75,904
Southern Business
Capital Expenditure
Capital expenditures	68,228	79,366
Pinos Altos mine
Capital Expenditure
Capital expenditures	49,337	59,572
Creston Mascota deposit at Pinos Altos
Capital Expenditure
Capital expenditures	8,108	9,287
La India mine
Capital Expenditure
Capital expenditures	10,783	10,507
Corporate and others
Capital Expenditure
Capital expenditures	$ 1,201	$ 3,286